Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Amortized Cost of Securities Available-for-Sale and Approximate Fair Values

The amortized cost of securities available-for-sale and their approximate fair values at March 31, 2013, and December 31, 2012, are summarized as follows:

(Dollars in thousands) March 31, 2013	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds and notes
U.S. Treasury notes	$51,313	$52	$53	$51,312
Mortgage-backed securities	117,767	1,168	214	118,721
Municipal bonds	22,775	592	41	23,326
Other bonds and debentures	65	—	—	65
Equity securities	490	4	60	434

Total available-for-sale	$192,410	$1,816	$368	$193,858

(Dollars in thousands) December 31, 2012	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds and notes
U.S. Treasury notes	$51,394	$29	$48	$51,375
Mortgage-backed securities	136,342	1,569	70	137,841
Municipal bonds	22,112	570	—	22,682
Other bonds and debentures	70	—	—	70
Equity securities	490	2	91	401

Total available-for-sale	$210,408	$2,170	$209	$212,369

The amortized cost of securities and their approximate fair values are summarized as follows:

(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012:
Available-for-sale securities
Bonds and notes -
U.S. Treasury notes	$51,394	$29	$48	$51,375
Mortgage-backed securities	136,342	1,569	70	137,841
Municipal bonds	22,112	570	—	22,682
Other bonds and debentures	70	—	—	70
Equity securities	490	2	91	401

Total available-for-sale	$210,408	$2,170	$209	$212,369

December 31, 2011:
Available-for-sale securities
Bonds and notes -
Mortgage-backed securities	$154,213	$1,786	$57	$155,942
Municipal bonds	28,475	984	18	29,441
Other bonds and debentures	24,281	255	89	24,447
Equity securities	511	9	32	488

Total available-for-sale	$207,480	$3,034	$196	$210,318

Maturities of Debt Securities, Excluding Mortgage-Backed Securities

Maturities of debt securities, excluding mortgage-backed securities, classified as available-for-sale are as follows as of March 31, 2013:

(Dollars in thousands)	Fair Value
U.S. Treasury notes	$40,846
Municipal bonds	3,751

Total due after one year through five years	$44,597

U.S. Treasury notes	$10,466
Municipal bonds	7,437

Total due after five years through ten years	$17,903

Municipal bonds	$12,138
Other bonds and debentures	65

Total due after ten years	$12,203

Maturities of debt securities, excluding mortgage-backed securities, classified as available-for-sale are as follows as of December 31, 2012:

(Dollars in thousands)	Fair Value
U.S. Treasury notes	$40,881
Municipal bonds	3,775

Total due after one year through five years	$44,656

U.S. Treasury notes	$10,494
Municipal bonds	6,747

Total due after five years through ten years	$17,241

Municipal bonds	$12,160
Other bonds and debentures	70

Total due after ten years	$12,230

Aggregate Fair Value and Unrealized Losses of Securities

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than 12 months and for 12 months or more, and are not other than temporarily impaired, are as follows as of March 31, 2013:

	Less Than 12 Months		12 Months or Longer		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds and notes
U.S. Treasury notes	$10,466	$53	$—	$—	$10,466	$53
Mortgage-backed securities	34,932	214	2	—	34,934	214
Municipal bonds	2,470	41	—	—	2,470	41
Equity securities	—	—	372	60	372	60

Total temporarily impaired securities	$47,868	$308	$374	$60	$48,242	$368

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows as of December 31:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(Dollars in thousands)
December 31, 2012:
Bonds and notes -
U.S. Treasury notes	$10,494	$48	$—	$—	$10,494	$48
Mortgage-backed securities	24,025	70	2	—	24,027	70
Equity securities	—	—	377	91	377	91

Total temporarily impaired securities	$34,519	$118	$379	$91	$34,898	$209

December 31, 2011:
Bonds and notes -
Mortgage-backed securities	$38,094	$57	$—	$—	$38,094	$57
Municipal bonds	—	—	1,396	18	1,396	18
Other bonds and debentures	7,056	89	—	—	7,056	89
Equity securities	26	1	462	31	488	32

Total temporarily impaired securities	$45,176	$147	$1,858	$49	$47,034	$196